Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39237
Entity Registrant Name	ATLAS CORP.
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	23 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HE
Common shares, outstanding (in shares)	204,328,277
Preferred shares, outstanding (in shares)	14,118,833	20,118,833
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001794846
7.125% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	7.125% Notes due 2027
Trading Symbol	ATCOL
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	23 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HE
Contact Personnel Name	Bing Chen
City Area Code	+44
Local Phone Number	+44 20 7788 7819
Contact Personnel Fax Number	+ 44 843 320 5270
Series D Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series D Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PD
Security Exchange Name	NYSE
Preferred shares, outstanding (in shares)	5,093,728
Series H Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series H Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PH
Security Exchange Name	NYSE
Preferred shares, outstanding (in shares)	9,025,105
Series J Preferred Stock
Document Information [Line Items]
Preferred shares, outstanding (in shares)	12,000,000